Share-based compensation - RSU activity (Details) - 2018 Long Term Incentive Plan - RSUs - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of Shares
Unvested at January 1 (in shares)	4,284,439	2,871,779
Forfeited during the year (in shares)	(1,749,598)	(908,167)
Released during the year (in shares)	(1,601,305)
Vested (in shares)		(1,511,438)
Granted during the year (in shares)	5,212,423	3,832,265
Unvested at December 31 (in shares)	6,145,959	4,284,439
Weighted-Average Grant Date Fair Value
Unvested at January 1 (in dollars per share)	$ 7.44	$ 11.21
Forfeited (in dollars per share)	5.66	11.26
Released (in dollars per share)	7.77
Vested (in dollars per share)		10.19
Granted (in dollars per share)	3.03	6.60
Unvested at December 31 (in dollars per share)	$ 4.12	$ 7.44
RSUs vested at December 31 (in shares)	5,832,838	4,231,533